MLSTXG<P149>
                              PROSPECTUS SUPPLEMENT
                           FRANKLIN GROUP OF FUNDS(R)
                            TEMPLETON GROUP OF FUNDS
                             DATED JANUARY 15, 1996

The following paragraph supplements the sales charge table information for Class I in the section entitled either "How to Buy Shares of the Fund(s)" or "How Do I Buy Shares?" of the prospectuses for the Franklin Templeton Funds which follow:

During the period January 15, 1996 through April 15, 1996, Franklin/Templeton Distributors, Inc. ("Distributors"), the principal underwriter of the Franklin Templeton Group of Funds, will reallow the entire front-end sales charge to the securities firm of M.L. Stern & Company, Inc.("ML Stern") on purchases by clients of that firm of Class I shares of the Funds for IRA accounts for which Franklin Templeton Trust Company or ML Stern, or an affiliate, serves as the custodian.


FRANKLIN GROUP OF FUNDS(R)
FRANKLIN'S AGE HIGH INCOME FUND, INC.
Dated October 1, 1995, as supplemented December 13, 1995
FRANKLIN BALANCE SHEET INVESTMENT FUND
Dated March 1, 1995, as amended July 5, 1995, as supplemented July 26, 1995, October 1, 1995, October 21, 1995 and December 13, 1995
FRANKLIN MICROCAP VALUE FUND
Dated December 12, 1995
FRANKLIN CUSTODIAN FUNDS, INC.
(Growth, Utilities,DynaTech, Income and U.S. Government Securities Series)
Dated February 1, 1996
FRANKLIN'S INCOME SERIES
Dated February 1, 1996
FRANKLIN'S U.S. GOVERNMENT SECURITIES SERIES
Dated February 1, 1996
FRANKLIN EQUITY FUND
Dated November 1, 1995, as supplemented December 5, 1995

FRANKLIN GOLD FUND
Dated December 1, 1995
FRANKLIN PACIFIC GROWTH FUND
Dated March 1, 1995, as amended November 13, 1995, as supplemented December 13, 1995
FRANKLIN  INTERNATIONAL EQUITY FUND
Dated March 1, 1995,  as  supplemented July 26,  1995 and  October  1,  1995 and  December  13,  1995
FRANKLIN  GLOBAL GOVERNMENT INCOME FUND
Dated March 1, 1995, as supplemented May 1, 1995, July 26, 1995, October 1, 1995 and December 13, 1995
FRANKLIN SHORT-INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND
Dated March 1, 1995, as supplemented July 26, 1995, October 1, 1995 and
December 13, 1995
FRANKLIN CONVERTIBLE SECURITIES FUND
Dated March 1, 1995, as supplemented October 2, 1995 and December 13, 1995 FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND
Dated March 1, 1995, as amended December 4, 1995
FRANKLIN EQUITY INCOME FUND
Dated March 1, 1995, as amended November 13, 1995, as supplemented December 13, 1995
FRANKLIN   ADJUSTABLE  RATE  SECURITIES  FUND
Dated March 1, 1995, as supplemented July 26, 1995, October 1, 1995 and December 13, 1995
FRANKLIN RISING DIVIDENDS FUND
Dated February 1, 1996
FRANKLIN INVESTMENT GRADE INCOME FUND
Dated February 1, 1996
FRANKLIN PREMIER RETURN FUND
Dated May 1, 1995, as supplemented October 31, 1995 and December 13, 1995 FRANKLIN REAL ESTATE SECURITIES FUND
Dated September 1, 1995, as supplemented October 1, 1995 and December 13, 1995 FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
Dated February 1, 1996
FRANKLIN  CALIFORNIA  GROWTH FUND
Dated September 1, 1995, as amended January 3, 1996
FRANKLIN STRATEGIC INCOME FUND
Dated September 1, 1995, as amended December 19, 1995
FRANKLIN  GLOBAL  UTILITIES  FUND
Dated  September 1, 1995, as amended January 10, 1996

FRANKLIN SMALL CAP GROWTH FUND
Dated September 1, 1995, as amended December 7, 1995, as supplemented December 13, 1995
FRANKLIN  GLOBAL  HEALTH  CARE  FUND
Dated  September  1,  1995,  as supplemented  October 1, 1995 and December 13,
1995
FRANKLIN  NATURAL  RESOURCES FUND
Dated June 5, 1995, as supplemented July 26, 1995, October 1, 1995 and December 13, 1995
FRANKLIN/TEMPLETON  GERMAN GOVERNMENT BOND FUND
Dated March 1, 1995, as amended November 15, 1995, as supplemented December 13, 1995
FRANKLIN/TEMPLETON  INTERNATIONAL  CURRENCY FUNDS
(Global, Hard and High Income Currency Funds) Dated March 1, 1995, as supplemented July 26, 1995, October 1, 1995 and December 13, 1995

TEMPLETON GROUP OF FUNDS
TEMPLETON GROWTH FUND, INC.
TEMPLETON WORLD FUND
TEMPLETON FOREIGN FUND
TEMPLETON SMALLER  COMPANIES GROWTH FUND, INC.
TEMPLETON REAL ESTATE SECURITIES FUND
TEMPLETON  INCOME  FUND  each  dated  January  1,  1996
TEMPLETON  GLOBAL OPPORTUNITIES TRUST
dated May 1, 1995, as amended July 25, 1995 and supplemented October 2, 1995 and December 5, 1995
TEMPLETON  DEVELOPING  MARKETS TRUST
dated May 1, 1995, as amended January 10, 1996
TEMPLETON GLOBAL INFRASTRUCTURE FUND
dated July 10, 1995, as supplemented October 2, 1995 and December 5, 1995 TEMPLETON AMERICAN TRUST, INC.
dated May 1, 1995, as amended December 20, 1995
TEMPLETON REGION FUNDS
dated May 8, 1995, as amended August 31, 1995 and supplemented October 2, 1995, November 8, 1995 and December 5, 1995
FRANKLIN TEMPLETON JAPAN FUND
dated August 1, 1995, as supplemented October 2, 1995 and December 5, 1995

TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND dated July 10, 1995, as supplemented July 26, 1995, August 8, 1995, October 2, 1995 and December 5, 1995
TEMPLETON GROWTH AND INCOME FUND
dated July 10, 1995, as amended December 6, 1995

(each as may be further amended and supplemented from time to time)